SEGMENTED, SIGNIFICANT CUSTOMER INFORMATION AND ECONOMIC DEPENDENCY (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Segments	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Revenue, Major Customer [Line Items]
Number of operating segment | Segments	2
Three Customers [Member]
Revenue, Major Customer [Line Items]
Accounted risk percentage	58.00%	41.00%	49.00%	47.00%
Accounts Receivable [Member] | Three Customers [Member]
Revenue, Major Customer [Line Items]
Accounts receivable | $	$ 6,235,661	$ 3,120,819	$ 16,917,948	$ 14,713,127